Guarantee liabilities and risk assurance liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Guarantee Liabilities and Risk Assurance Liabilities [Abstract]
Summary of movement of risk assurance liabilities
The movement of risk assurance liabilities during  2019 are as follows:

	As of December 31,
	2019
	RMB	US$
Balance at the beginning of the year	—	—
Fair value of risk assurance liabilities upon the inception of new loans	1,711,712,149	245,872,066
Payouts	(660,824,276)	(94,921,468)
Changes in risk assurance liabilities	203,473,526	29,227,143

Balance at end of the year	1,254,361,399	180,177,741

Summary of Movement of Guarantee Liabilities
The movement of guarantee liabilities
are
as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Balance at beginning of the year	46,981,325	302,604,578	43,466,428
Fair value of guarantee liabilities upon the inception of new loans	526,265,099	444,177,836	63,802,154
Performed guarantee	(387,234,512)	(1,423,270,618)	(204,440,032)
Change in fair value of guarantee liabilities	116,592,666	939,954,125	135,015,962

Balance at end of the year	302,604,578	263,465,921	37,844,512